June 6, 2006
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Filing Desk

Re:	XenoPort, Inc.
Form S-1 Registration Statement
Ladies and Gentlemen:
Attached for filing pursuant to the Securities Act of 1933, as amended, is a Registration Statement on Form S-1 (the “Registration Statement”) with exhibits, covering the registration of $115,247,250 of Common Stock (including shares subject to an underwriters’ over-allotment option) of XenoPort, Inc. (the “Company”).
Please note that the Company previously submitted a Confidential Treatment Request to the Securities and Exchange Commission requesting confidential treatment for certain portions of an exhibit filed with its Form 8-K filed with the Commission on December 2, 2005. The Confidential Treatment Request was assigned a control number of CN17719 on December 5, 2005 and remains pending at this time.
The Company has wired funds in the amount of $12,331.46 to the Commission’s account to cover the applicable filing fee for the Registration Statement.
Please call the undersigned at (650) 843-5750 should you have any questions or comments with regard to this matter.
Best regards,
/s/ Michelle Sonu Park
Michelle Sonu Park
Enclosures